Engineering Development	12 Months Ended
Dec. 31, 2012
Engineering Development [Abstract]
Engineering Development [Text Block]

15.  Engineering Development

Engineering development expense was $273,000 and $215,000 for the years ended 2012 and 2011, respectively, which are included in General and administrative expenses in the Consolidated Statements of Operations.